COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancelable operating leases as of December 31, 2018 were as follows:

Lease commitments
Year ending December 31,
-2019	$105,004
-2020	118,021
-2021	118,021
-2022	43,711
-2023 and thereafter	-
Total	$384,757